VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
As of January 1	$ 3,490,742	$ 3,624,224
Additions	87	7,156
Transfer from asset under development		(127,620)
Write-offs	(183)	(13,018)
As of December 31		3,490,742
Depreciation, amortization and impairment
As of January 1	(507,669)	(463,675)
Charge for the year	(105,486)	(107,460)
Transfers to asset under development		50,448
Write-offs	183	13,018
As of December 31		(507,669)
Net book value		2,983,073
Cost of property, plant and equipment	3,490,646	3,490,742
Accumulated depreciation	612,972	507,669
Property, Plant and Equipment, Net	2,877,674	2,983,073
License
Depreciation, amortization and impairment
Amortization charge	500	500
Vessels and equipment
Cost
As of January 1	3,298,854	3,429,317
Additions	0	3,282
Transfer from asset under development		(127,620)
Write-offs	(87)	(6,125)
As of December 31		3,298,854
Depreciation, amortization and impairment
As of January 1	(465,206)	(434,396)
Charge for the year	(86,238)	(87,383)
Transfers to asset under development		50,448
Write-offs	87	6,125
As of December 31		(465,206)
Net book value		2,833,648
Cost of property, plant and equipment	3,298,767	3,298,854
Accumulated depreciation	551,357	465,206
Property, Plant and Equipment, Net	2,747,410
Mooring equipment - FLNG
Cost
As of January 1	45,771	45,771
Additions	0	0
Transfer from asset under development		0
Write-offs	0	0
As of December 31		45,771
Depreciation, amortization and impairment
As of January 1	(14,820)	(9,106)
Charge for the year	(5,543)	(5,714)
Transfers to asset under development		0
Write-offs	0	0
As of December 31		(14,820)
Net book value		30,951
Cost of property, plant and equipment	45,771	45,771
Accumulated depreciation	20,363	14,820
Property, Plant and Equipment, Net	25,408
Deferred Drydocking expenditure
Cost
As of January 1	137,951	140,738
Additions	0	3,713
Transfer from asset under development		0
Write-offs	0	(6,500)
As of December 31		137,951
Depreciation, amortization and impairment
As of January 1	(23,014)	(16,434)
Charge for the year	(12,587)	(13,080)
Transfers to asset under development		0
Write-offs	0	6,500
As of December 31		(23,014)
Net book value		114,937
Cost of property, plant and equipment	137,951	137,951
Accumulated depreciation	35,601	23,014
Property, Plant and Equipment, Net	102,350
Office equipment and fittings
Cost
As of January 1	8,166	8,398
Additions	87	161
Transfer from asset under development		0
Write-offs	(96)	(393)
As of December 31		8,166
Depreciation, amortization and impairment
As of January 1	(4,629)	(3,739)
Charge for the year	(1,118)	(1,283)
Transfers to asset under development		0
Write-offs	96	393
As of December 31		(4,629)
Net book value		3,537
Cost of property, plant and equipment	8,157	8,166
Accumulated depreciation	5,651	$ 4,629
Property, Plant and Equipment, Net	$ 2,506